SHARE-BASED COMPENSATION (Details)	1 Months Ended			0 Months Ended
	Sep. 30, 2000 2000 Option Plan	Jul. 31, 2006 2000 Option Plan	Feb. 29, 2004 2000 Option Plan	Apr. 30, 2009 2009 Option Plan	Dec. 31, 2011 2009 Option Plan
SHARE-BASED COMPENSATION
Common shares reserved for issuance under share option plan	4,010,666	7,530,578	5,530,578	5,000,000	10,000,000
Period from the date of grant to exercise the share options	6 years			6 years